Provisions - Summary of Legal Claims and Other Costs (Parenthetical) (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Claim	Dec. 31, 2017 EUR (€) Claim	Jan. 01, 2018 EUR (€)
Disclosure of other provisions [line items]
Reclassification of contract liabilities			€ 23.0
Disease claims [member]
Disclosure of other provisions [line items]
Number of cases outstanding for disease claims | Claim	6	7
Disease claims [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Latency period for acquiring diseases	25 years
Disease claims [member] | Top of range [member]
Disclosure of other provisions [line items]
Latency period for acquiring diseases	40 years
Average amount per claim outstanding		€ 0.1
Average settlement amount per claim	€ 0.1	€ 0.1